LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Fixed portion of the operating lease income	$ 130	$ 180
Operating lease income			$ 373
Cost	99,372	92,807
Accumulated Depreciation	29,597	27,318
Assets leased to others
Lessor, Lease, Description [Line Items]
Cost	858	834
Accumulated Depreciation	$ 327	$ 301